Fair Value of Financial Instruments and Risk Management - Derivative Contracts Under Master Netting Agreements and Collateral Positions (Details) (Details) - Energy contracts - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Derivative assets
Gross Amount Recognized in Balance Sheet	$ 47	$ 51
Counterparty Netting of Energy Contracts	19	17
Cash Collateral Received/ Posted	6	7
Net Amount	22	27
Derivative liabilities
Gross Amount Recognized in Balance Sheet	(118)	(107)
Counterparty Netting of Energy Contracts	(19)	(17)
Cash Collateral Received/ Posted	0	0
Net Amount	$ (99)	$ (90)